TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables, net – Non-current	$ 4,832	$ 1,270
Current accounts	926,310	633,622
Trade receivables with related parties	96,831	6,142
Allowance for doubtful accounts	(16,543)	(6,019)
Trade receivables, net - Current	$ 1,006,598	$ 633,745